Share Capital (Details) $ in Thousands			3 Months Ended		6 Months Ended
	Apr. 03, 2024 shares	Feb. 23, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) ₪ / shares shares	Jun. 30, 2023 USD ($)
Share Capital [Line Items]
Exercised shares (in Shares) | shares			126,800		126,800	126,800
Shares return value		$ 744
Exercisable ordinary share (in Shares) | shares					1
Granted options per share (in New Shekels per share) | ₪ / shares						₪ 1.5
Stock option term	10 years
Fair value of options granted					$ 169		$ 505
Aggregate intrinsic value			$ 1	$ 137	1	₪ 1	137
Fair value vested options					1,176		$ 1,706
Employees amounted					$ 197
Percentage of interest					4.68%		0.36%
Percentage of volatility							74.10%
Term dividend yield					6 years 1 month 9 days		6 years 1 month 9 days
Dividend yield percentage					0.00%		0.00%
Extended options					$ 197
Unrecognized compensation expense			$ 490	$ 338	$ 780		$ 852
Expected recognized weighted average period					1 year 10 months 24 days
Restricted Stock Units (RSUs) [Member]
Share Capital [Line Items]
Unrecognized compensation expense					$ 2,213
Warrant [Member]
Share Capital [Line Items]
Exercised shares (in Shares) | shares	337,464	186,000
Minimum [Member]
Share Capital [Line Items]
Percentage of interest					4.35%
Percentage of volatility					70.91%
Term dividend yield					1 year 10 months 13 days
Minimum [Member] | Share-Based Payment Arrangement [Member]
Share Capital [Line Items]
Percentage of volatility					67.38%
Maximum [Member]
Share Capital [Line Items]
Percentage of interest					4.46%
Percentage of volatility					70.97%
Maximum [Member] | Share-Based Payment Arrangement [Member]
Share Capital [Line Items]
Percentage of volatility					71.62%
Ordinary Shares [Member]
Share Capital [Line Items]
Exercised shares (in Shares) | shares	337,464	186,000	126,800		126,800	126,800